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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30,1999

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brendan J. Spillane
Title: Treasurer
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ Brendan J. Spillane
-----------------------

Princeton, NJ
November 9, 1999

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $681,634


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC
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
                                                    FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       COM              020002101    17686   709200 SH       SOLE                   709200
Amer Home Products             COM              026609107    19903   479600 SH       SOLE                   479600
Arrow Electronics              COM              042735100    20608  1169250 SH       SOLE                  1169250
Avnet Inc                      COM              053807103    15107   359700 SH       SOLE                   359700
BCE Inc.                       COM              05534B109    21838   438400 SH       SOLE                   438400
Bank of America                COM              060505104    20170   362200 SH       SOLE                   362200
Borg Warner Auto               COM              099724106    22119   514400 SH       SOLE                   514400
Burlington Nth'n               COM              12189T104    22605   822000 SH       SOLE                   822000
Cadence Design                 COM              127387108    21040  1573100 SH       SOLE                  1573100
Canadian National              COM              136375102    21883   721900 SH       SOLE                   721900
Chase Manhattan                COM              16161A108    18425   244450 SH       SOLE                   244450
Chubb Corp                     COM              171232101    20594   415000 SH       SOLE                   415000
Dana Corp                      COM              235811106    21143   569500 SH       SOLE                   569500
Diebold Inc.                   COM              253651103    14333   619800 SH       SOLE                   619800
ECI Telecom Ltd.               COM              268258100    20367   825000 SH       SOLE                   825000
FDX Corp                       COM              31304N107    20503   527400 SH       SOLE                   527400
Fed Nat Mortgage               COM              313586109    21715   346400 SH       SOLE                   346400
GTE Corp                       COM              362320103      246     3200 SH       SOLE                     3200
General Motors                 COM              370442105    22204   352800 SH       SOLE                   352800
Harman Int'l                   COM              413086109      248     5900 SH       SOLE                     5900
ICN Pharmaceutical             COM              448924100    15782   918200 SH       SOLE                   918200
Jo Ann Stores Inc. Cl-A        COM              47758P109      189    15200 SH       SOLE                    15200
Klm Royal Dutch                COM              482516309      209     8005 SH       SOLE                     8005
Lafarge Corp.                  COM              505862102    22256   695500 SH       SOLE                   695500
Lockheed Martin                COM              539830109    21757   665600 SH       SOLE                   665600
May Dept. Stores               COM              577778103    20851   572250 SH       SOLE                   572250
Maytag Corporation             COM              578592107    13258   398000 SH       SOLE                   398000
Mellon Financial Corp          COM              58551A108    23329   693800 SH       SOLE                   693800
Merrill Lynch & Co.            COM              590188108    21284   315900 SH       SOLE                   315900
Mylan Laboratories             COM              628530107    19707  1072500 SH       SOLE                  1072500
Nat. Bank of Canada            COM              633067103      136    11400 SH       SOLE                    11400
New Holland                    COM              N62648105      363    22700 SH       SOLE                    22700
Office Depot                   COM              676220106      141    13400 SH       SOLE                    13400
Omnicare, Inc.                 COM              681904108    15507  1611100 SH       SOLE                  1611100
Partner Re Ltd                 COM              G6852T105    22546   648800 SH       SOLE                   648800
Petroleum Geo-Sevices          COM              716597109      257    13500 SH       SOLE                    13500
Philip Morris                  COM              718154107    21299   623000 SH       SOLE                   623000
Philips Electronics            COM              500472204      269     2668 SH       SOLE                     2668
Raytheon Cl B                  COM              755111408    17895   360600 SH       SOLE                   360600
Southdown Inc.                 COM              841297104    22331   417400 SH       SOLE                   417400
Summit Bancorp                 COM              866005101    15515   478300 SH       SOLE                   478300
UCAR Int'l Inc.                COM              90262K109    21191   928900 SH       SOLE                   928900
Wells Fargo & Co               COM              949746101    22824   576000 SH       SOLE                   576000